Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from a related party	$ 31,607	$ 32,005
Accounts payable	295,954	288,394
Accrued liabilities	301,915	343,106
Receipts in advance and deferred revenue	124,782	127,758
Accrued salary and benefits	112,898	102,087
Tax payables	93,569	96,541
Short-term bank loans	129,677	61,216
Other short-term liabilities	124,085	136,300
Due to a related party	32,719	31,192
Long-term accounts payable	752	1,157
Long-term bank loans	302,323	122,433
Long-term tax liabilities	174,339	249,618
Deferred tax liabilities	$ 85,264	$ 43,392
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,229	38,898
Ordinary Share, shares outstanding (in shares)	39,229	38,898
Treasury stock, shares (in shares)	0	5,890
Consolidated VIEs [Member]
Accounts payable	$ 84,749	$ 53,842
Accrued liabilities	60,555	76,883
Receipts in advance and deferred revenue	43,020	46,939
Accrued salary and benefits	7,389	8,137
Tax payables	14,110	18,210
Short-term bank loans	0	0
Other short-term liabilities	65,352	71,644
Long-term accounts payable	0	0
Long-term bank loans	0	0
Long-term tax liabilities	13,554	14,293
Deferred tax liabilities	$ 2,239	$ 3,451